UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Courtney R. Taylor

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Semi-annual report for the six months ended February 28, 2014

Short-Term Bond Fund of America seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2014 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 10/2/06)

Reflecting 2.50% maximum sales charge	–2.69%	0.70%	1.58%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated November 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The first half of Short-Term Bond Fund of America’s fiscal year was a broadly supportive environment for bond investors, during which non-government issues and bonds of longer maturities generally fared best.

With its focus on high-quality bonds and a dollar-weighted average portfolio maturity of no greater than three years, the fund recorded a total return of 0.85% for the six months ended February 28, 2014. The fund’s result slightly outpaced the 0.68% return of the unmanaged Barclays U.S. Government/Credit 1–3 Years ex BBB Index, a broad measure of the market in which the fund invests.

The fund’s share price edged up, from $9.95 to $10.01 over the period. Investors who reinvested monthly dividends totaling about 2.4 cents a share earned an income return of 0.24% — the same as those who took their dividends in cash.

The Lipper Short U.S. Government Funds Average generated a six-month return of 0.62%. Results for longer time periods are shown below. Prior reports compared the fund’s results to the Lipper Short Investment Grade Debt Funds Average. In our view, the Lipper Short U.S. Government Funds Average is a better comparison because it includes funds with investment objectives and strategies more similar to that of Short-Term Bond Fund of America. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Economic and market overview

The U.S. recovery continued, but not without a measure of fragility. The housing market lost some momentum toward the end of the period as price appreciation started to decelerate. Furthermore, the positive trend in job growth appeared to be

Results at a glance

For periods ended February 28, 2014, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 10/2/06)

Short-Term Bond Fund of America (Class A shares)	0.85%	–0.04%	0.64%	1.39%	1.97%
Barclays U.S. Government/Credit 1–3 Years ex BBB Index*	0.68	0.68	1.08	1.80	2.98
Lipper Short U.S. Government Funds Average†	0.62	–0.14	0.66	1.64	2.49
Lipper Short Investment Grade Debt Funds Average	1.28	0.75	1.72	3.58	2.90

*	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Short-Term Bond Fund of America is not included in this category, or the calculation of the category average.

Short-Term Bond Fund of America	1

temporarily disrupted as extremely cold and snowy weather affected large swaths of the country in late 2013.

Bond market sentiment proved relatively resilient over the six months through February 28, 2014. Yields moved little — even when the Federal Reserve announced in December 2013 that, starting January, it would reduce its $85 billion worth of monthly bond purchases by $10 billion each month. The market had been anticipating the Fed’s change of tack for quite a while. So, by the time the policy shift finally became a reality, it was — to a degree — already reflected in bond prices. A rapid rise in yields (which move inversely to bond prices) already had occurred a few months prior to the start of the fiscal year.

Investment-grade U.S. corporate bonds (rated Baa/BBB and above) recorded a 4.74% return for the six months ended February 28, with issues from firms in the gaming, media and mining industries leading the pack. Treasuries generated a total return of 1.57% over the period.

Inside the portfolio

The proportion of the portfolio invested in U.S. Treasuries and other U.S. government obligations rose over the six months. These investments accounted for 53.9% of assets as of February 28, 2014, compared to 47.5% six months earlier. The next-largest portion of the portfolio (18.3%) was invested in corporate bonds and notes. Earlier in the period, the fund was able to invest in a number of new issues by corporations that offered attractive yields.

One significant change to the investment mix was centered on mortgage-related holdings. The fund’s portfolio managers reduced investments in agency pass-through securities; holdings totaled 2.2% as of February 28, 2014, about 9 percentage points below the figure six months earlier. In our view, some of these mortgage-related securities entailed a risk-adjusted return potential that had become relatively unattractive. Furthermore, the Fed’s ongoing reduction in its monthly bond buying will diminish what has been a large source of demand for pass-throughs.

Conversely, we have identified attractive opportunities to invest in commercial mortgage-backed and asset-backed securities (some backed by auto leases, others by rental car payments). Our research suggests that these investments offer yields and structural features that create a favorable balance of return and risk, even if interest rates trend upward.

Consistent with the fund’s investment guidelines, the portfolio managers began to make careful and limited use of interest-rate swaps. Our goal in this regard is to reshape the portfolio’s risk profile; specifically, we are seeking to limit some of the interest-rate exposure arising from mortgage-related holdings and other investments.

Looking ahead

Though the U.S. economy has continued to steadily recover, we believe that growth could very well deviate from its current trend. Consequently, there is perhaps more

2	Short-Term Bond Fund of America

uncertainty in the path of Fed monetary policy over the next year or so than some investors may anticipate. In terms of official bond-buying, the pace of tapering is unlikely to slow — so long as the Fed’s policymakers believe that the economy is robust enough to cope with the reduction.

The Fed would likely prefer to raise the official short-term interest rate (the federal funds rate) sooner rather than later, but this inclination to normalize monetary policy is counterbalanced by the central bank’s dual mandate to promote maximum employment and stable prices. If growth accelerates somewhat, then the Fed may raise rates more quickly than anticipated. On the flip side, persistently low levels of inflation may encourage the Fed to maintain low interest rates for longer than it had previously expected.

With an outlook that, in our view, is so delicately balanced we are mindful that the supportive bond environment of recent months could quickly give way to more turbulent times. We would, for instance, not be surprised to see the Fed’s reduced bond buying spur greater volatility as those monthly reductions progress.

However the environment for bond investing develops over coming months, the portfolio managers will maintain a long-term perspective. The fund’s conservative investment approach is designed to offer investors a measure of stability over the longer term — seeking to preserve their initial investment while also providing some income.

We are grateful for your continued support and look forward to reporting to you again in six months.

Cordially,

John R. Queen

President

April 11, 2014

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.50%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.51%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Short-Term Bond Fund of America	3

Summary investment portfolio February 28, 2014	unaudited

Investment mix by security type	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	53.9%
Aaa/AAA	19.5
Aa/AA	14.0
A/A	8.7
Short-term securities & other assets less liabilities	3.9

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

4	Short-Term Bond Fund of America

Bonds, notes & other debt instruments 96.09%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 32.66%
U.S. Treasury 28.61%
0.25% 2015	$40,000	$40,009
1.25% 2015[1]	25,000	25,409
0.25% 2016	75,000	74,760
0.375% 2016	148,495	148,611
0.375% 2016	74,195	74,302
0.625% 2016	76,795	76,946
0.875% 2016	25,000	25,227
1.00% 2016	55,000	55,649
1.50% 2016	157,560	161,420
1.50% 2016	50,000	51,235	28.61%
1.75% 2016	138,525	142,660
0.625% 2017	41,130	40,685
0.75% 2017	25,000	24,910
0.875% 2017	75,000	75,439
1.00% 2017	65,000	65,505
4.50% 2017	72,000	80,418
1.50% 2019	35,000	35,016
2.125% 2021	50,000	50,041
0.25%–4.625% 2015–2024	44,500	45,684
		1,293,926	28.61

U.S. Treasury inflation-protected securities[2] 4.05%
0.125% 2018	50,409	52,236
0.625% 2024	99,880	101,324	4.05
0.50%–1.375% 2014–2044	29,210	29,861
		183,421	4.05

Total U.S. Treasury bonds & notes		1,477,347	32.66

Federal agency bonds & notes 21.22%
Fannie Mae:
0.375% 2016	25,000	24,962
0.50% 2016	50,000	50,060
0.50% 2016	31,070	31,141
0.75% 2017	50,000	50,019
1.00% 2017	41,750	41,656	10.25
1.25% 2017	50,000	50,829
5.00% 2017	63,805	72,158
0.375%–4.625% 2014–2023[3,4]	142,191	142,792
Freddie Mac:
3.00% 2014	40,000	40,464
0.50% 2016	36,480	36,558
2.50% 2016	45,000	47,021	7.12
1.00% 2017	50,000	50,344
0.50%–5.00% 2014–2023[3,4]	146,295	147,531

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Federal agency bonds & notes (continued)
Federal Home Loan Bank:
0.375% 2015	$25,000	$25,055
0.375% 2016	44,400	44,440
0.625% 2016	61,410	61,387	3.02%
1.00% 2017	5,980	5,999
Private Export Funding Corp. 1.375% 2017	36,930	37,559	.83
		959,975	21.22

Corporate bonds & notes 18.32%
Financials 8.03%
Westpac Banking Corp. 2.25% 2019	25,450	25,584	.57
Svenska Handelsbanken AB 2.50% 2019	25,000	25,444	.56
BNP Paribas 2.40% 2018	15,000	15,138	.33
Other securities		297,280	6.57
		363,446	8.03

Health care 2.88%
Merck & Co., Inc. 0.596% 2018[3]	26,200	26,240	.58
Other securities		104,002	2.30
		130,242	2.88

Industrials 1.59%
General Electric Co. 0.85% 2015	26,438	26,612
General Electric Corp. 5.25% 2017	5,000	5,709	1.32
General Electric Capital Corp. 0.47%–2.30% 2016–2019[3]	26,840	27,493
Other securities		12,194	.27
		72,008	1.59
Other corporate bonds & notes 5.82%
Other securities		262,883	5.82

Total corporate bonds & notes		828,579	18.32

Mortgage-backed obligations[4] 14.17%
Fannie Mae 0.356%–6.00% 2019–2042[3]	133,064	141,963	3.14
Wachovia Bank Commercial Mortgage Trust 5.118%–5.749% 2042–2045[3]	49,898	54,246	1.20
Freddie Mac 1.155%–5.50% 2024–2041[3]	50,377	53,673	1.19
Hilton USA Trust, Series 2013–HLF-BFX, 3.367% 2030[5]	33,300	33,984	.75
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	21,823	24,617	.54
Other securities		332,300	7.35
		640,783	14.17

6	Short-Term Bond Fund of America

	Principal amount (000)	Value (000)	Percent of net assets
Asset-backed obligations[4] 4.32%
Aesop Funding II LLC:
Series 2010-3A, Class A, 4.64% 2016[5]	$28,331	$29,482
1.92%–3.15% 2017–2019[5]	22,834	23,528	1.17%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[5]	25,000	25,067	.55
Other securities		117,536	2.60
		195,613	4.32

Municipals 2.83%
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds, Series 2013-B, 1.087% 2016	25,000	25,140	.56
Other securities		102,764	2.27
		127,904	2.83

Bonds & notes of government agencies outside the U.S. 2.57%
Oesterreichische Kontrollbank Aktiengesellschaft 0.75% 2016	60,500	60,400	1.34
KfW 0.50% 2015	28,740	28,738	.63
Other securities		27,170	.60
		116,308	2.57

Total bonds, notes & other debt instruments (cost: $4,313,354,000)		4,346,509	96.09

Short-term securities 4.04%

BNP Paribas Finance Inc. 0.05% due 3/3/2014	71,500	71,500	1.58
Sumitomo Mitsui Banking Corp. 0.15%–0.16% due 3/19–4/10/2014[5]	39,400	39,396	.87
Electricité de France 0.55% due 1/2/2015[5]	30,000	29,870	.66
Toronto-Dominion Bank 0.216% due 11/24/2014[3]	25,000	25,008	.55
Other securities		16,900	.38

Total short-term securities (cost: $182,654,000)		182,674	4.04

Total investment securities (cost: $4,496,008,000)		4,529,183	100.13
Other assets less liabilities		(6,043)	(.13)

Net assets		$4,523,140	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $24,271,000, which represented ..54% of the net assets of the fund.

Short-Term Bond Fund of America	7

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $890,508,000 over the prior six-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional Amount (000)	Unrealized appreciation (depreciation) at 2/28/2014 (000)
Pay	3-month USD-LIBOR	0.3975%	7/14/2015	$500,000	$625
Pay	3-month USD-LIBOR	0.425	12/17/2015	300,000	180
Pay	3-month USD-LIBOR	0.47	12/27/2015	20,000	26
Pay	3-month USD-LIBOR	0.49	12/30/2015	200,000	328
Pay	3-month USD-LIBOR	0.643	11/26/2016	40,000	(69)
Pay	3-month USD-LIBOR	0.697	12/20/2016	7,000	(6)
Receive	3-month USD-LIBOR	1.29375	1/30/2018	255,000	(1,091)
Receive	3-month USD-LIBOR	1.63625	9/23/2018	25,000	(220)
Receive	3-month USD-LIBOR	1.787	12/30/2018	100,000	(1,165)
Receive	3-month USD-LIBOR	1.857	1/13/2019	4,000	(57)
Receive	3-month USD-LIBOR	1.70125	1/16/2019	200,000	(1,366)
Receive	3-month USD-LIBOR	1.651	2/26/2019	12,000	(30)
Receive	3-month USD-LIBOR	2.4855	1/13/2021	4,000	(83)
Receive	3-month USD-LIBOR	2.471	1/14/2021	50,000	(984)
Receive	3-month USD-LIBOR	2.19875	2/7/2021	50,000	(31)
Receive	3-month USD-LIBOR	3.04	12/30/2023	15,000	(407)
Receive	3-month USD-LIBOR	2.968	1/14/2024	1,500	(30)
Receive	3-month USD-LIBOR	2.94375	1/24/2024	1,000	(18)
Receive	3-month USD-LIBOR	2.905	1/27/2024	15,000	(208)
Receive	3-month USD-LIBOR	2.846	2/18/2024	10,000	—
Receive	3-month USD-LIBOR	2.868	2/24/2024	70,000	(666)
Receive	3-month USD-LIBOR	2.7675	2/28/2024	1,345	(1)
Receive	3-month USD-LIBOR	3.61	2/28/2044	5,000	(19)
Pay	3-month USD-LIBOR	3.62	2/28/2044	2,000	—
					$ (5,292)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $19,042,000, which represented .42% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $409,789,000, which represented 9.06% of the net assets of the fund.

See Notes to Financial Statements

8	Short-Term Bond Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $4,496,008)		$4,529,183
Cash		2,627
Receivables for:
Sales of investments	$67,328
Sales of fund’s shares	11,817
Variation margin on interest rate swaps	95
Interest	14,247	93,487
		4,625,297
Liabilities:
Payables for:
Purchases of investments	89,019
Repurchases of fund’s shares	10,251
Dividends on fund’s shares	115
Investment advisory services	993
Services provided by related parties	1,640
Trustees’ deferred compensation	40
Other	99	102,157
Net assets at February 28, 2014		$4,523,140

Net assets consist of:
Capital paid in on shares of beneficial interest		$4,502,038
Undistributed net investment income		63
Accumulated net realized loss		(6,844)
Net unrealized appreciation		27,883
Net assets at February 28, 2014		$4,523,140

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (452,175 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$3,076,169	307,446	$10.01
Class B	20,155	2,018	9.99
Class C	128,493	12,891	9.97
Class F-1	139,078	13,900	10.01
Class F-2	261,902	26,176	10.01
Class 529-A	291,701	29,154	10.01
Class 529-B	3,034	304	9.97
Class 529-C	72,540	7,287	9.96
Class 529-E	18,246	1,824	10.00
Class 529-F-1	45,760	4,573	10.01
Class R-1	4,979	500	9.96
Class R-2	43,303	4,345	9.97
Class R-3	56,226	5,620	10.00
Class R-4	24,742	2,473	10.01
Class R-5	12,912	1,290	10.01
Class R-6	323,900	32,374	10.01

See Notes to Financial Statements

Short-Term Bond Fund of America	9

Statement of operations	unaudited
for the six months ended February 28, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$24,964

Fees and expenses*:
Investment advisory services	$6,425
Distribution services	4,708
Transfer agent services	2,114
Administrative services	500
Reports to shareholders	102
Registration statement and prospectus	229
Trustees’ compensation	19
Auditing and legal	36
Custodian	6
Other	261	14,400
Net investment income		10,564

Net realized gain and unrealized appreciation on investments and interest rate swaps:
Net realized gain (loss) on:
Investments	3,696
Interest rate swaps	(2,122)	1,574
Net unrealized appreciation (depreciation) on:
Investments	29,848
Interest rate swaps	(5,292)	24,556
Net realized gain and unrealized appreciation on investments and interest rate swaps		26,130

Net increase in net assets resulting from operations		$36,694

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	Short-Term Bond Fund of America

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	February 28,	August 31,
	2014*	2013
Operations:
Net investment income	$10,564	$20,229
Net realized gain on investments and interest rate swaps	1,574	3,570
Net unrealized appreciation (depreciation) on investments and interest rate swaps	24,556	(63,772)
Net increase (decrease) in net assets resulting from operations	36,694	(39,973)

Dividends paid or accrued to shareholders from net investment income	(10,572)	(27,895)

Net capital share transactions	(24,971)	304,988

Total increase in net assets	1,151	237,120

Net assets:
Beginning of period	4,521,989	4,284,869
End of period (including undistributed net investment income: $63 and $71, respectively)	$4,523,140	$4,521,989

* Unaudited.

See Notes to Financial Statements

Short-Term Bond Fund of America	11

Notes to financial statements	unaudited

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	Short-Term Bond Fund of America

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are

Short-Term Bond Fund of America	13

commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair

14	Short-Term Bond Fund of America

valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2014, all of the fund’s investments were classified as Level 2.

Short-Term Bond Fund of America	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

16	Short-Term Bond Fund of America

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Short-Term Bond Fund of America	17

The following table presents the financial statement impacts resulting from the fund’s use of interest rate swaps as of February 28, 2014 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Variation margin on interest rate swaps	$95	Variation margin on interest rate swaps	$—

	Net realized loss		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Net realized loss on interest rate swaps	$(2,122)	Net unrealized depreciation on interest rate swaps	$(5,292)

Collateral — The fund has entered into a collateral program due to its use of interest rate swaps. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities for tax years before 2008.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

18	Short-Term Bond Fund of America

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2013, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$262
Capital loss carryforward*	(8,418)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$33,906
Gross unrealized depreciation on investment securities	(1,422)
Net unrealized appreciation on investment securities	32,484
Cost of investment securities	4,496,699

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2014		Year ended August 31, 2013
Class A	$7,573		$20,902
Class B	1		12
Class C	6		15
Class F-1	240		742
Class F-2	844		2,169
Class 529-A	616		1,694
Class 529-B	—	*	1
Class 529-C	3		9
Class 529-E	9		47
Class 529-F-1	118		284
Class R-1	—	*	1
Class R-2	2		5
Class R-3	24		123
Class R-4	45		130
Class R-5	43		119
Class R-6	1,048		1,642
Total	$10,572		$27,895

* Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Short-Term Bond Fund of America	19

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.250% on such assets in excess of $4 billion. For the six months ended February 28, 2014, the investment advisory services fee was $6,425,000, which was equivalent to an annualized rate of 0.286% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	0.90	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

20	Short-Term Bond Fund of America

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended February 28, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$2,821	$1,499	$154	Not applicable
Class B	101	11	Not applicable	Not applicable
Class C	677	66	34	Not applicable
Class F-1	175	97	35	Not applicable
Class F-2	Not applicable	126	66	Not applicable
Class 529-A	173	113	71	$138
Class 529-B	16	2	1	2
Class 529-C	354	30	18	35
Class 529-E	44	5	4	9
Class 529-F-1	—	16	11	20
Class R-1	25	3	1	Not applicable
Class R-2	153	80	10	Not applicable
Class R-3	140	47	14	Not applicable
Class R-4	29	14	6	Not applicable
Class R-5	Not applicable	4	3	Not applicable
Class R-6	Not applicable	1	72	Not applicable
Total class-specific expenses	$4,708	$2,114	$500	$204

Short-Term Bond Fund of America	21

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $19,000 in the fund’s statement of operations includes $16,000 in current fees (either paid in cash or deferred) and a net increase of $3,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2014

Class A	$608,338	60,940	$7,383		739		$(682,511)	(68,372)	$(66,790)	(6,693)
Class B	3,100	311	1		—	†	(7,823)	(785)	(4,722)	(474)
Class C	30,391	3,053	6		1		(45,670)	(4,588)	(15,273)	(1,534)
Class F-1	31,579	3,163	236		24		(40,240)	(4,032)	(8,425)	(845)
Class F-2	67,538	6,766	636		64		(80,178)	(8,036)	(12,004)	(1,206)
Class 529-A	56,112	5,620	612		61		(49,108)	(4,919)	7,616	762
Class 529-B	726	73	—	†	—	†	(1,555)	(157)	(829)	(84)
Class 529-C	14,698	1,478	3		—	†	(13,516)	(1,359)	1,185	119
Class 529-E	3,773	378	9		1		(3,277)	(328)	505	51
Class 529-F-1	10,138	1,015	118		11		(5,636)	(564)	4,620	462
Class R-1	1,398	141	—	†	—	†	(1,069)	(107)	329	34
Class R-2	9,793	984	2		—	†	(7,809)	(785)	1,986	199
Class R-3	18,547	1,859	23		2		(17,596)	(1,763)	974	98
Class R-4	7,470	748	45		5		(7,548)	(756)	(33)	(3)
Class R-5	2,865	287	42		4		(3,167)	(318)	(260)	(27)
Class R-6	86,352	8,652	1,048		105		(21,250)	(2,128)	66,150	6,629
Total net increase (decrease)	$952,818	95,468	$10,164		1,017		$(987,953)	(98,997)	$(24,971)	(2,512)

22	Short-Term Bond Fund of America

	Sales*		Reinvestments of dividends			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2013

Class A	$1,607,809	160,125	$20,315	2,022		$(1,536,334)	(152,951)	$91,790	9,196
Class B	9,630	959	12	1		(21,590)	(2,149)	(11,948)	(1,189)
Class C	72,995	7,283	14	1		(95,655)	(9,527)	(22,646)	(2,243)
Class F-1	84,530	8,429	720	72		(82,934)	(8,251)	2,316	250
Class F-2	225,657	22,440	1,517	151		(216,760)	(21,553)	10,414	1,038
Class 529-A	116,137	11,557	1,682	168		(96,853)	(9,652)	20,966	2,073
Class 529-B	1,804	180	1	—	†	(3,944)	(393)	(2,139)	(213)
Class 529-C	30,105	3,000	9	1		(29,149)	(2,907)	965	94
Class 529-E	7,044	701	47	4		(6,485)	(646)	606	59
Class 529-F-1	15,636	1,558	282	28		(10,301)	(1,026)	5,617	560
Class R-1	2,216	220	1	—	†	(2,468)	(246)	(251)	(26)
Class R-2	20,029	1,994	5	1		(16,268)	(1,622)	3,766	373
Class R-3	31,954	3,180	122	12		(22,382)	(2,228)	9,694	964
Class R-4	19,030	1,892	129	13		(15,549)	(1,547)	3,610	358
Class R-5	8,504	846	119	12		(8,746)	(871)	(123)	(13)
Class R-6	214,296	21,303	1,640	164		(23,585)	(2,352)	192,351	19,115
Total net increase (decrease)	$2,467,376	245,667	$26,615	2,650		$(2,189,003)	(217,921)	$304,988	30,396

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,921,309,000 and $2,000,312,000, respectively, during the six months ended February 28, 2014.

Short-Term Bond Fund of America	23

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 2/28/2014[4,5]	$9.95	$.03	$.05	$.08
	Year ended 8/31/2013	10.10	.05	(.13)	(.08)
	Year ended 8/31/2012	10.11	.08	.01	.09
	Year ended 8/31/2011	10.15	.12	(.04)	.08
	Year ended 8/31/2010	10.02	.14	.13	.27
	Year ended 8/31/2009	9.90	.17	.14	.31
Class B:	Six months ended 2/28/2014[4,5]	9.94	(.01)	.06	.05
	Year ended 8/31/2013	10.10	(.02)	(.14)	(.16)
	Year ended 8/31/2012	10.11	.01	.01	.02
	Year ended 8/31/2011	10.15	.05	(.04)	.01
	Year ended 8/31/2010	10.02	.08	.13	.21
	Year ended 8/31/2009	9.90	.10	.14	.24
Class C:	Six months ended 2/28/2014[4,5]	9.93	(.02)	.06	.04
	Year ended 8/31/2013	10.10	(.03)	(.14)	(.17)
	Year ended 8/31/2012	10.11	(.01)	.01	—
	Year ended 8/31/2011	10.15	.04	(.04)	—
	Year ended 8/31/2010	10.02	.06	.13	.19
	Year ended 8/31/2009	9.90	.09	.14	.23
Class F-1:	Six months ended 2/28/2014[4,5]	9.95	.02	.06	.08
	Year ended 8/31/2013	10.10	.04	(.14)	(.10)
	Year ended 8/31/2012	10.11	.07	.01	.08
	Year ended 8/31/2011	10.15	.11	(.04)	.07
	Year ended 8/31/2010	10.02	.14	.13	.27
	Year ended 8/31/2009	9.90	.17	.14	.31
Class F-2:	Six months ended 2/28/2014[4,5]	9.95	.03	.06	.09
	Year ended 8/31/2013	10.10	.07	(.14)	(.07)
	Year ended 8/31/2012	10.11	.10	.01	.11
	Year ended 8/31/2011	10.15	.14	(.04)	.10
	Year ended 8/31/2010	10.02	.17	.13	.30
	Year ended 8/31/2009	9.90	.19	.14	.33
Class 529-A:	Six months ended 2/28/2014[4,5]	9.95	.02	.06	.08
	Year ended 8/31/2013	10.10	.04	(.13)	(.09)
	Year ended 8/31/2012	10.11	.07	.01	.08
	Year ended 8/31/2011	10.15	.12	(.04)	.08
	Year ended 8/31/2010	10.02	.14	.13	.27
	Year ended 8/31/2009	9.90	.16	.14	.30

24	Short-Term Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income (loss) to average net assets[3]
$(.02)	$10.01	.85%	$3,076	.60%[6]		.60%[6]		.52%[6]
(.07)	9.95	(.82)	3,124	.60		.60		.51
(.10)	10.10	.87	3,080	.60		.60		.79
(.12)	10.11	.79	3,251	.63		.63		1.14
(.14)	10.15	2.75	3,146	.63		.63		1.39
(.19)	10.02	3.22	2,358	.66		.66		1.80
— [7]	9.99	.51	20	1.30	[6]	1.30	[6]	(.19)[6]
— [7]	9.94	(1.55)	25	1.31		1.31		(.20)
(.03)	10.10	.17	37	1.30		1.30		.10
(.05)	10.11	.13	59	1.29		1.29		.50
(.08)	10.15	2.08	81	1.28		1.28		.74
(.12)	10.02	2.44	79	1.42		1.41		1.04
— [7]	9.97	.41	128	1.45	[6]	1.45	[6]	(.34)[6]
— [7]	9.93	(1.67)	143	1.45		1.45		(.34)
(.01)	10.10	.03	168	1.45		1.45		(.05)
(.04)	10.11	(.02)	228	1.44		1.44		.34
(.06)	10.15	1.93	240	1.43		1.43		.59
(.11)	10.02	2.40	219	1.47		1.46		1.00
(.02)	10.01	.77	139	.75	[6]	.75	[6]	.37 [6]
(.05)	9.95	(.95)	147	.73		.73		.38
(.09)	10.10	.77	146	.70		.70		.69
(.11)	10.11	.73	156	.69		.69		1.09
(.14)	10.15	2.70	192	.68		.68		1.33
(.19)	10.02	3.16	156	.72		.71		1.77
(.03)	10.01	.92	262	.45	[6]	.45	[6]	.66 [6]
(.08)	9.95	(.68)	272	.46		.46		.66
(.12)	10.10	1.06	266	.41		.41		.98
(.14)	10.11	1.02	265	.40		.40		1.36
(.17)	10.15	3.00	193	.39		.39		1.63
(.21)	10.02	3.40	227	.41		.41		1.87
(.02)	10.01	.82	292	.65	[6]	.65[6]		.46 [6]
(.06)	9.95	(.89)	282	.67		.67		.44
(.09)	10.10	.82	266	.65		.65		.73
(.12)	10.11	.78	216	.64		.64		1.13
(.14)	10.15	2.74	160	.63		.63		1.37
(.18)	10.02	3.09	77	.79		.78		1.66

See page 29 for footnotes.

Short-Term Bond Fund of America	25

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:	Six months ended 2/28/2014[4,5]	$9.93	$(.02)	$.06	$.04
	Year ended 8/31/2013	10.10	(.03)	(.14)	(.17)
	Year ended 8/31/2012	10.11	(.01)	.01	—
	Year ended 8/31/2011	10.15	.04	(.04)	—
	Year ended 8/31/2010	10.02	.06	.13	.19
	Year ended 8/31/2009	9.90	.09	.14	.23
Class 529-C:	Six months ended 2/28/2014[4,5]	9.92	(.02)	.06	.04
	Year ended 8/31/2013	10.10	(.04)	(.14)	(.18)
	Year ended 8/31/2012	10.11	(.01)	.01	—
	Year ended 8/31/2011	10.15	.03	(.04)	(.01)
	Year ended 8/31/2010	10.02	.05	.13	.18
	Year ended 8/31/2009	9.90	.09	.14	.23
Class 529-E:	Six months ended 2/28/2014[4,5]	9.95	.01	.04	.05
	Year ended 8/31/2013	10.10	.01	(.13)	(.12)
	Year ended 8/31/2012	10.11	.04	.01	.05
	Year ended 8/31/2011	10.15	.08	(.04)	.04
	Year ended 8/31/2010	10.02	.11	.13	.24
	Year ended 8/31/2009	9.90	.14	.14	.28
Class 529-F-1:	Six months ended 2/28/2014[4,5]	9.95	.03	.06	.09
	Year ended 8/31/2013	10.10	.06	(.14)	(.08)
	Year ended 8/31/2012	10.11	.09	.01	.10
	Year ended 8/31/2011	10.15	.13	(.04)	.09
	Year ended 8/31/2010	10.02	.16	.13	.29
	Year ended 8/31/2009	9.90	.19	.14	.33
Class R-1:	Six months ended 2/28/2014[4,5]	9.92	(.02)	.06	.04
	Year ended 8/31/2013	10.10	(.04)	(.14)	(.18)
	Year ended 8/31/2012	10.11	(.01)	.01	—
	Year ended 8/31/2011	10.15	.04	(.04)	—
	Year ended 8/31/2010	10.02	.06	.13	.19
	Year ended 8/31/2009	9.90	.10	.14	.24

26	Short-Term Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net (loss) income to average net assets[3]
$— [7]	$9.97	.41%	$3	1.44%[6]		1.44%[6]		(.33)%[6]
— [7]	9.93	(1.67)	4	1.44		1.44		(.33)
(.01)	10.10	.04	6	1.43		1.43		(.04)
(.04)	10.11	— [8]	8	1.42		1.42		.36
(.06)	10.15	1.95	9	1.41		1.41		.60
(.11)	10.02	2.31	6	1.54		1.54		.88
— [7]	9.96	.31	73	1.53	[6]	1.53	[6]	(.42)[6]
— [7]	9.92	(1.77)	71	1.52		1.52		(.41)
(.01)	10.10	(.04)	72	1.52		1.52		(.13)
(.03)	10.11	(.09)	60	1.51		1.51		.26
(.05)	10.15	1.85	50	1.51		1.51		.50
(.11)	10.02	2.31	23	1.54		1.54		.89
— [7]	10.00	.55	18	1.01	[6]	1.01	[6]	.10 [6]
(.03)	9.95	(1.23)	18	1.01		1.01		.10
(.06)	10.10	.46	17	1.01		1.01		.38
(.08)	10.11	.41	14	1.01		1.01		.76
(.11)	10.15	2.36	10	1.00		1.00		1.00
(.16)	10.02	2.83	4	1.04		1.03		1.40
(.03)	10.01	.88	46	.53	[6]	.53	[6]	.58 [6]
(.07)	9.95	(.75)	41	.53		.53		.59
(.11)	10.10	.95	36	.52		.52		.87
(.13)	10.11	.91	27	.51		.51		1.25
(.16)	10.15	2.88	18	.50		.50		1.50
(.21)	10.02	3.34	8	.54		.53		1.92
— [7]	9.96	.41	5	1.47	[6]	1.47	[6]	(.36)[6]
— [7]	9.92	(1.77)	5	1.47		1.47		(.36)
(.01)	10.10	.02	5	1.46		1.46		(.06)
(.04)	10.11	(.02)	6	1.44		1.44		.33
(.06)	10.15	1.91	5	1.46		1.46		.55
(.12)	10.02	2.41	3	1.45		1.45		1.07

See page 29 for footnotes.

Short-Term Bond Fund of America	27

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment (loss) income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:	Six months ended 2/28/2014[4,5]	$9.93	$(.02)		$.06	$.04
	Year ended 8/31/2013	10.10	(.03)		(.14)	(.17)
	Year ended 8/31/2012	10.11	—	[7]	.01	.01
	Year ended 8/31/2011	10.15	.03		(.04)	(.01)
	Year ended 8/31/2010	10.02	.06		.13	.19
	Year ended 8/31/2009	9.90	.09		.14	.23
Class R-3:	Six months ended 2/28/2014[4,5]	9.95	—	[7]	.05	.05
	Year ended 8/31/2013	10.10	.01		(.14)	(.13)
	Year ended 8/31/2012	10.11	.03		.01	.04
	Year ended 8/31/2011	10.15	.08		(.04)	.04
	Year ended 8/31/2010	10.02	.10		.13	.23
	Year ended 8/31/2009	9.90	.13		.14	.27
Class R-4:	Six months ended 2/28/2014[4,5]	9.95	.02		.06	.08
	Year ended 8/31/2013	10.10	.04		(.13)	(.09)
	Year ended 8/31/2012	10.11	.07		.01	.08
	Year ended 8/31/2011	10.15	.11		(.04)	.07
	Year ended 8/31/2010	10.02	.13		.13	.26
	Year ended 8/31/2009	9.90	.17		.14	.31
Class R-5:	Six months ended 2/28/2014[4,5]	9.95	.03		.06	.09
	Year ended 8/31/2013	10.10	.07		(.13)	(.06)
	Year ended 8/31/2012	10.11	.10		.01	.11
	Year ended 8/31/2011	10.15	.14		(.04)	.10
	Year ended 8/31/2010	10.02	.17		.13	.30
	Year ended 8/31/2009	9.90	.19		.14	.33
Class R-6:	Six months ended 2/28/2014[4,5]	9.95	.04		.06	.10
	Year ended 8/31/2013	10.10	.08		(.14)	(.06)
	Year ended 8/31/2012	10.11	.10		.01	.11
	Year ended 8/31/2011	10.15	.15		(.04)	.11
	Period from 11/20/2009[9] to 8/31/2010[4]	10.08	.13		.07	.20
	Period from 5/7/2009 to 6/15/2009[4,10]	9.93	.02		(.05)	(.03)

	Six months ended	Year ended August 31
	February 28,
	2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	93%	153%	57%	44%	19%	60%

28	Short-Term Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net (loss) income to average net assets[3]
$— [7]	$9.97	.31%	$43	1.48%[6]		1.48%[6]		(.37)%[6]
— [7]	9.93	(1.67)	41	1.46		1.46		(.35)
(.02)	10.10	.07	38	1.41		1.41		(.02)
(.03)	10.11	(.06)	36	1.47		1.47		.30
(.06)	10.15	1.89	30	1.47		1.47		.54
(.11)	10.02	2.34	15	1.55		1.51		.92
— [7]	10.00	.55	56	1.02	[6]	1.02	[6]	.09	[6]
(.02)	9.95	(1.25)	55	1.03		1.03		.08
(.05)	10.10	.44	46	1.03		1.03		.36
(.08)	10.11	.39	40	1.02		1.02		.74
(.10)	10.15	2.32	29	1.04		1.04		.96
(.15)	10.02	2.78	13	1.10		1.09		1.39
(.02)	10.01	.79	25	.71	[6]	.71	[6]	.40	[6]
(.06)	9.95	(.93)	25	.71		.71		.40
(.09)	10.10	.78	21	.69		.69		.70
(.11)	10.11	.71	16	.71		.71		1.06
(.13)	10.15	2.65	10	.73		.73		1.28
(.19)	10.02	3.13	7	.75		.75		1.67
(.03)	10.01	.94	13	.41	[6]	.41	[6]	.70	[6]
(.09)	9.95	(.63)	13	.41		.41		.70
(.12)	10.10	1.06	14	.41		.41		.99
(.14)	10.11	1.01	15	.41		.41		1.35
(.17)	10.15	2.97	13	.42		.42		1.60
(.21)	10.02	3.43	9	.47		.45		2.18
(.04)	10.01	.87	324	.36	[6]	.36	[6]	.76	[6]
(.09)	9.95	(.58)	256	.35		.35		.76
(.12)	10.10	1.11	67	.35		.35		.97
(.15)	10.11	1.06	9	.36		.36		1.42
(.13)	10.15	1.99	11	.36	[6]	.36	[6]	1.63	[6]
(.02)	9.88	(.30)	—	.04		.04		.20

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Amount less than .01%.
[9]	The first date the share class had assets during the fund’s fiscal year ended August 31, 2010.
[10]	The last date the share class had assets during the fund’s fiscal year ended August 31, 2009.

See Notes to Financial Statements

Short-Term Bond Fund of America	29

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2013, through February 28, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	Short-Term Bond Fund of America

	Beginning account value 9/1/2013	Ending account value 2/28/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,008.49	$2.99	.60%
Class A — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B — actual return	1,000.00	1,005.09	6.46	1.30
Class B — assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class C — actual return	1,000.00	1,004.08	7.21	1.45
Class C — assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class F-1 — actual return	1,000.00	1,007.74	3.73	.75
Class F-1 — assumed 5% return	1,000.00	1,021.08	3.76	.75
Class F-2 — actual return	1,000.00	1,009.23	2.24	.45
Class F-2 — assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 529-A — actual return	1,000.00	1,008.20	3.24	.65
Class 529-A — assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-B — actual return	1,000.00	1,004.08	7.16	1.44
Class 529-B — assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class 529-C — actual return	1,000.00	1,003.06	7.60	1.53
Class 529-C — assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-E — actual return	1,000.00	1,005.51	5.02	1.01
Class 529-E — assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class 529-F-1 — actual return	1,000.00	1,008.83	2.64	.53
Class 529-F-1 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-1 — actual return	1,000.00	1,004.08	7.30	1.47
Class R-1 — assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class R-2 — actual return	1,000.00	1,003.07	7.35	1.48
Class R-2 — assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class R-3 — actual return	1,000.00	1,005.46	5.07	1.02
Class R-3 — assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class R-4 — actual return	1,000.00	1,007.90	3.53	.71
Class R-4 — assumed 5% return	1,000.00	1,021.27	3.56	.71
Class R-5 — actual return	1,000.00	1,009.41	2.04	.41
Class R-5 — assumed 5% return	1,000.00	1,022.76	2.06	.41
Class R-6 — actual return	1,000.00	1,008.69	1.79	.36
Class R-6 — assumed 5% return	1,000.00	1,023.01	1.81	.36

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Short-Term Bond Fund of America	31

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32	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	33

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34	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	35

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2014, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of America® Investment portfolio February 28, 2014 unaudited

Bonds, notes & other debt instruments 96.09%
U.S. Treasury bonds & notes 32.66%	Principal amount	Value
U.S. Treasury 28.61%	(000)	(000)

U.S. Treasury 0.25% 2015	$ 40,000	$ 40,009
U.S. Treasury 0.25% 2015	3,000	3,003
U.S. Treasury 1.25% 2015[1]	25,000	25,409
U.S. Treasury 4.00% 2015	7,500	7,776
U.S. Treasury 4.125% 2015	16,000	16,760
U.S. Treasury 0.25% 2016	75,000	74,760
U.S. Treasury 0.375% 2016	148,495	148,611
U.S. Treasury 0.375% 2016	74,195	74,302
U.S. Treasury 0.625% 2016	76,795	76,946
U.S. Treasury 0.625% 2016	12,000	12,006
U.S. Treasury 0.875% 2016	25,000	25,227
U.S. Treasury 1.00% 2016	55,000	55,649
U.S. Treasury 1.50% 2016	157,560	161,420
U.S. Treasury 1.50% 2016	50,000	51,235
U.S. Treasury 1.75% 2016	138,525	142,660
U.S. Treasury 2.75% 2016	1,000	1,058
U.S. Treasury 4.625% 2016	500	554
U.S. Treasury 0.625% 2017	41,130	40,685
U.S. Treasury 0.625% 2017	1,000	999
U.S. Treasury 0.75% 2017	25,000	24,910
U.S. Treasury 0.875% 2017	75,000	75,439
U.S. Treasury 1.00% 2017	65,000	65,505
U.S. Treasury 4.50% 2017	72,000	80,418
U.S. Treasury 1.50% 2019	35,000	35,016
U.S. Treasury 2.125% 2021	50,000	50,041
U.S. Treasury 2.75% 2024	3,500	3,528
		1,293,926
U.S. Treasury inflation-protected securities[2] 4.05%

U.S. Treasury Inflation-Protected Security 1.25% 2014	2,202	2,217
U.S. Treasury Inflation-Protected Security 0.50% 2015	21,508	22,055
U.S. Treasury Inflation-Protected Security 0.125% 2018	50,409	52,236
U.S. Treasury Inflation-Protected Security 0.625% 2024	99,880	101,324
U.S. Treasury Inflation-Protected Security 1.375% 2044	5,500	5,589
		183,421
Total U.S. Treasury bonds & notes		1,477,347
Federal agency bonds & notes 21.22%

Fannie Mae 0.75% 2014	21,020	21,112
Fannie Mae 4.625% 2014	15,000	15,411
Fannie Mae 0.375% 2015	21,010	21,047
Fannie Mae 0.50% 2015	20,000	20,074
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Fannie Mae 1.625% 2015	$15,000	$ 15,332
Fannie Mae 0.375% 2016	25,000	24,962
Fannie Mae 0.50% 2016	50,000	50,060
Fannie Mae 0.50% 2016	31,070	31,141
Fannie Mae 0.75% 2017	50,000	50,019
Fannie Mae 0.95% 2017	20,000	19,981
Fannie Mae 1.00% 2017	41,750	41,656
Fannie Mae 1.25% 2017	50,000	50,829
Fannie Mae 5.00% 2017	63,805	72,158
Fannie Mae 0.875% 2018	19,500	19,112
Fannie Mae, Series 2013-M4, multifamily 1.064% 2018[3]	2,719	2,724
Fannie Mae, Series 2012-M2, Class A1, multifamily 1.824% 2022[3]	6,442	6,466
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3,4]	1,500	1,533
Freddie Mac 0.75% 2014	15,000	15,061
Freddie Mac 3.00% 2014	40,000	40,464
Freddie Mac 5.00% 2014	10,000	10,178
Freddie Mac 0.50% 2015	15,000	15,061
Freddie Mac 0.50% 2016	36,480	36,558
Freddie Mac 2.50% 2016	45,000	47,021
Freddie Mac 1.00% 2017	50,000	50,344
Freddie Mac 1.00% 2017	15,000	14,994
Freddie Mac 1.00% 2017	6,100	6,116
Freddie Mac 0.75% 2018	20,000	19,663
Freddie Mac, Series K707, Class A1, multifamily 1.615% 2018[3]	446	454
Freddie Mac, Series K708, Class A1, multifamily 1.67% 2018[3]	11,352	11,549
Freddie Mac, Series K703, Class A1, multifamily 1.873% 2018[3]	13,102	13,394
Freddie Mac, Series K710, Class A1, multifamily 1.437% 2019[3]	14,446	14,590
Freddie Mac, Series K714, Class A1, multifamily 2.075% 2019[3]	20,352	20,880
Freddie Mac, Series KF02, Class A3, multifamily 0.798% 2020[3,4]	2,897	2,909
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[3,4]	1,100	1,143
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[3,4]	1,500	1,539
Federal Home Loan Bank 0.375% 2015	25,000	25,055
Federal Home Loan Bank 0.375% 2016	44,400	44,440
Federal Home Loan Bank 0.625% 2016	61,410	61,387
Federal Home Loan Bank, Series 2816, 1.00% 2017	5,980	5,999
Private Export Funding Corp. 1.375% 2017	36,930	37,559
		959,975
Corporate bonds & notes 18.32%
Financials 8.03%

Bank of America Corp. 1.066% 2016[4]	7,500	7,553
Bank of America Corp. 1.25% 2017	12,500	12,521
Bank of America Corp. 2.60% 2019	10,000	10,135
BB&T Corp. 1.00% 2017	21,230	21,144
BB&T Corp. 2.05% 2018	4,750	4,803
Westpac Banking Corp. 2.25% 2019	25,450	25,584
Svenska Handelsbanken AB 2.50% 2019	25,000	25,444
JPMorgan Chase & Co. 1.35% 2017	5,000	5,024
JPMorgan Chase & Co. 2.35% 2019	18,250	18,347
Royal Bank of Canada 1.20% 2017	21,215	21,347
US Bank NA 1.10% 2017	21,210	21,304
Bank of Nova Scotia 0.467% 2016[4]	20,000	20,013
BNP Paribas 2.40% 2018	15,000	15,138
BPCE SA group 2.50% 2018	14,880	14,963
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Rabobank Nederland 2.25% 2019	$14,750	$ 14,862
Nordea Bank, Series 2, 3.70% 2014[5]	14,500	14,836
Berkshire Hathaway Inc. 0.95% 2016	14,240	14,352
Citigroup Inc. 4.75% 2015	4,457	4,671
Citigroup Inc. 1.199% 2016[4]	8,510	8,610
Barclays Bank PLC 2.50% 2019	12,750	12,902
Simon Property Group, LP 2.20% 2019	12,730	12,795
Goldman Sachs Group, Inc. 2.625% 2019	10,500	10,572
Westfield Group 5.75% 2015[5]	9,440	10,135
Wells Fargo & Co. 3.75% 2014	7,500	7,655
Morgan Stanley 3.80% 2016	5,890	6,230
UBS AG 3.875% 2015	5,253	5,411
MetLife Global Funding I 5.125% 2014[5]	5,000	5,065
Abbey National Treasury Services PLC 3.875% 2014[5]	4,100	4,195
Société Générale 3.10% 2015[5]	4,000	4,140
HSBC Bank PLC 0.876% 2018[4,5]	1,510	1,517
HSBC Bank PLC 1.50% 2018[5]	494	487
ACE INA Holdings Inc. 5.875% 2014	1,665	1,691
		363,446
Health care 2.88%

Merck & Co., Inc. 0.596% 2018[4]	26,200	26,240
Merck & Co., Inc. 1.10% 2018	5,000	4,929
Eli Lilly and Co. 1.95% 2019	21,220	21,296
AbbVie Inc. 1.20% 2015	15,655	15,820
Sanofi 0.557% 2014[4]	14,500	14,503
Pfizer Inc. 0.543% 2018[4]	10,000	10,019
Sutter Health 1.09% 2053	7,475	7,412
UnitedHealth Group Inc. 0.85% 2015	4,140	4,162
UnitedHealth Group Inc. 1.875% 2016	3,000	3,076
Johnson & Johnson 0.326% 2014[4]	5,000	5,001
Johnson & Johnson 0.70% 2016	2,000	2,004
Amgen Inc. 1.875% 2014	5,000	5,050
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,344
Aetna Inc. 1.50% 2017	3,088	3,082
GlaxoSmithKline Capital PLC 0.75% 2015	3,000	3,014
McKesson Corp. 0.95% 2015	1,285	1,290
		130,242
Energy 2.24%

Shell International Finance BV 4.00% 2014	10,000	10,017
Shell International Finance BV 0.625% 2015	7,300	7,323
Shell International Finance BV 3.10% 2015	7,500	7,774
Shell International Finance BV 1.90% 2018	10,000	10,116
StatoilHydro ASA 2.90% 2014	2,070	2,104
StatoilHydro ASA 1.20% 2018	5,000	4,952
Statoil ASA 1.95% 2018	13,560	13,672
Total Capital International 0.75% 2016	10,000	10,055
Total Capital International 1.50% 2017	5,000	5,087
Total Capital Canada Ltd. 1.45% 2018	4,980	4,986
Chevron Corp. 0.889% 2016	18,550	18,704
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,507
		101,297
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Industrials 1.59%	(000)	(000)

General Electric Co. 0.85% 2015	$26,438	$ 26,612
General Electric Capital Corp. 0.47% 2016[4]	2,000	2,003
General Electric Capital Corp. 2.30% 2017	10,000	10,373
General Electric Corp. 5.25% 2017	5,000	5,709
General Electric Capital Corp. 2.30% 2019	14,840	15,117
Precision Castparts Corp. 0.70% 2015	7,290	7,314
Boeing Company 0.95% 2018	3,160	3,081
Raytheon Co. 6.75% 2018	1,225	1,455
Union Pacific Corp. 2.25% 2019	340	344
		72,008
Consumer discretionary 1.07%

Toyota Motor Credit Corp. 0.875% 2015	7,500	7,555
Toyota Motor Credit Corp. 1.75% 2017	5,000	5,107
Toyota Motor Credit Corp. 2.00% 2018	17,000	17,177
DaimlerChrysler North America Holding Corp. 1.25% 2016[5]	10,000	10,078
DaimlerChrysler North America Holding Corp. 1.45% 2016[5]	1,000	1,010
Volkswagen International Finance NV 1.15% 2015[5]	7,500	7,562
		48,489
Information technology 1.05%

International Business Machines Corp. 0.875% 2014	5,000	5,023
International Business Machines Corp. 1.25% 2014	7,910	7,927
International Business Machines Corp. 0.55% 2015	5,250	5,270
International Business Machines Corp. 0.45% 2016	8,305	8,284
International Business Machines Corp. 2.00% 2016	2,500	2,570
International Business Machines Corp. 1.95% 2019	1,000	1,002
Cisco Systems, Inc. 0.493% 2014[4]	7,500	7,501
Google Inc. 1.25% 2014	5,000	5,012
Oracle Corp. 1.20% 2017	5,000	4,991
		47,580
Telecommunication services 0.74%

AT&T Inc. 0.90% 2016	11,510	11,555
AT&T Inc. 2.40% 2016	5,000	5,168
Verizon Communications Inc. 1.25% 2014	2,500	2,513
Verizon Communications Inc. 2.50% 2016	10,585	10,992
Verizon Communications Inc. 3.00% 2016	3,000	3,135
		33,363
Utilities 0.29%

Entergy Louisiana, LLC 1.875% 2014	4,650	4,704
Electricité de France SA 1.15% 2017[5]	3,000	3,005
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,795
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	2,425	2,441
		12,945
Materials 0.28%

Rio Tinto Finance (USA) Ltd. 1.375% 2016	7,460	7,542
BHP Billiton Finance (USA) Ltd. 1.125% 2014	5,000	5,033
		12,575
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Consumer staples 0.15%	(000)	(000)

Anheuser-Busch InBev NV 0.602% 2014[4]	$ 3,785	$ 3,790
Coca-Cola Co. 0.75% 2016	2,000	1,998
Sysco Corp. 4.60% 2014[5]	845	846
		6,634
Total corporate bonds & notes		828,579
Mortgage-backed obligations[3] 14.17%

Fannie Mae 4.00% 2019	7,498	8,011
Fannie Mae 4.00% 2019	3,324	3,552
Fannie Mae 4.00% 2019	3,160	3,377
Fannie Mae 4.50% 2021	3,098	3,310
Fannie Mae 3.00% 2023	4,381	4,580
Fannie Mae 3.00% 2023	4,279	4,484
Fannie Mae 5.00% 2023	1,011	1,107
Fannie Mae 5.00% 2023	746	817
Fannie Mae 6.00% 2023	2,817	3,112
Fannie Mae 6.00% 2024	1,659	1,871
Fannie Mae 6.00% 2024	1,455	1,610
Fannie Mae 3.50% 2025	2,427	2,573
Fannie Mae 4.50% 2025	6,490	7,044
Fannie Mae 3.50% 2026	4,819	5,109
Fannie Mae, Series 2007-114, Class A7, 0.356% 2037[4]	7,500	7,392
Fannie Mae 2.403% 2037[4]	2,983	3,179
Fannie Mae 2.325% 2038[4]	628	668
Fannie Mae 6.00% 2038	10,867	12,112
Fannie Mae 6.00% 2038	4,363	4,862
Fannie Mae 6.00% 2038	348	388
Fannie Mae 3.505% 2039[4]	1,705	1,784
Fannie Mae 3.556% 2039[4]	1,319	1,391
Fannie Mae 3.573% 2039[4]	2,093	2,195
Fannie Mae 3.58% 2039[4]	1,375	1,459
Fannie Mae 3.892% 2039[4]	1,327	1,394
Fannie Mae 3.943% 2039[4]	928	976
Fannie Mae 3.947% 2039[4]	1,294	1,365
Fannie Mae 3.251% 2040[4]	3,219	3,449
Fannie Mae 4.191% 2040[4]	3,886	4,141
Fannie Mae 4.392% 2040[4]	4,813	5,134
Fannie Mae 2.473% 2041[4]	12,611	13,182
Fannie Mae 3.174% 2041[4]	4,801	5,031
Fannie Mae 3.519% 2041[4]	1,859	1,947
Fannie Mae 3.782% 2041[4]	4,635	4,965
Fannie Mae 5.00% 2041	7,751	8,546
Fannie Mae 2.395% 2042[4]	5,595	5,846
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[4]	8,842	9,282
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	9,000	9,938
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.722% 2043[4]	21,654	23,676
Wachovia Bank Commercial Mortgage Trust, Series 2006-C-23, Class A-M, 5.727% 2043[4]	6,048	6,585
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4]	4,354	4,765
Freddie Mac, Series 2014-DN1, Class M-1, 1.155% 2024[4]	4,075	4,099
Freddie Mac 5.50% 2024	19,065	20,679
Freddie Mac 5.50% 2034	978	1,093
Freddie Mac 5.50% 2036	941	1,038
Freddie Mac 2.479% 2037[4]	300	320
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[3] (continued)	(000)	(000)

Freddie Mac 2.742% 2037[4]	$ 384	$ 409
Freddie Mac 2.344% 2038[4]	49	52
Freddie Mac 2.682% 2038[4]	997	1,062
Freddie Mac 2.801% 2038[4]	743	790
Freddie Mac 5.287% 2038[4]	732	779
Freddie Mac 3.828% 2039[4]	2,446	2,623
Freddie Mac 3.854% 2039[4]	1,395	1,479
Freddie Mac 3.903% 2039[4]	465	497
Freddie Mac 3.508% 2040[4]	8,315	8,881
Freddie Mac 3.186% 2041[4]	9,492	9,872
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[5]	8,970	9,050
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[5]	33,300	33,984
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.873% 2046[4]	9,053	9,927
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049	13,624	14,903
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-M 5.204% 2049	5,500	6,016
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[4]	6,795	7,655
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 4.846% 2037[4]	283	284
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	4,500	4,705
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	771	771
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-M, 5.525% 2043[4]	4,373	4,739
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4]	2,257	2,452
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A-1, 1.031% 2045	1,843	1,845
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	13,097	14,343
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-1, 1.875% 2046[5]	2,009	2,011
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4]	980	1,080
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4]	3,490	3,930
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4]	11,215	12,183
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	14,884	16,455
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	21,823	24,617
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	20,374	22,275
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[5]	20,000	20,991
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A-M, 5.413% 2039	7,932	8,713
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4]	10,000	10,684
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4]	17,830	19,146
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	15,408	16,861
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.706% 2040[4]	11,483	12,997
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	92	92
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A-AB, 5.53% 2041	850	850
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039	12,157	13,251
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047	11,775	11,775
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.846% 2044[4]	10,023	11,140
Westpac Banking Corp. 1.375% 2015[5]	10,000	10,124
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A-1, 1.468% 2044	7,261	7,285
Royal Bank of Canada 3.125% 2015[5]	7,000	7,215
Aventura Mall Trust, Series A, 3.743% 2032[4,5]	6,450	6,759
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1, 2.238% 2044	1,294	1,308
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5]	5,041	5,283
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.82% 2038[4]	4,825	5,248
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[4]	4,984	5,166
Bank of Montreal 2.85% 2015[5]	5,000	5,158
Government National Mortgage Assn. 4.694% 2064[6]	2,235	2,447
Government National Mortgage Assn. 4.777% 2064[6]	2,164	2,371
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4]	4,070	4,550
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[5]	4,000	4,135
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-4, 5.207% 2042[4]	3,348	3,512
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[4,5]	383	388
Ally Financial Inc., Series 2004-C3, Class A-4, 4.547% 2041	227	227
		640,783
Asset-backed obligations[3] 4.32%

Aesop Funding II LLC, Series 2010-3A, Class A, 4.64% 2016[5]	28,331	29,482
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[5]	17,419	18,146
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[5]	5,415	5,382
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[5]	25,000	25,067
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[5]	5,300	5,561
Hertz Fleet Lease Funding LP, Series 2013-3-A, 0.711% 2027[4,5]	20,000	20,008
Trade Maps Ltd., 2013-1-A-A, 0.857% 2018[4,5,6]	14,340	14,385
Trade Maps Ltd., 2013-1-A-B, 1.407% 2018[4,5,6]	5,040	5,068
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018	19,200	19,210
Aesop Funding LLC, Series 2014-1A, Class A, 2.46% 2020[5]	14,250	14,339
Santander Drive Auto Receivables Trust, Series 2014-1, Class A-3, 0.87% 2018	10,980	11,003
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[5]	9,000	9,004
Volkswagen Auto Lease Trust, Series 2013-A, Class A-3, 0.84% 2016	7,000	7,039
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[5]	6,000	6,317
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	2,703	2,830
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	1,180	1,201
Enterprise Fleet Financing LLC 1.62% 2017[5]	1,151	1,154
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	396	417
		195,613
Municipals 2.83%

State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 1.298% 2016	20,970	21,160
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2010-A, 5.00% 2016	5,000	5,522
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.087% 2016	25,000	25,140
State of Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Refunding Bonds,
Series 2008-A, Alternative Minimum Tax, Assured Guaranty Municipal insured, 5.25% 2014	10,645	10,967
State of Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Refunding Bonds,
Series 2007-A, Alternative Minimum Tax, Assured Guaranty Municipal insured, 5.00% 2015	8,180	8,799
State of Texas, Harris County, Toll Road Revenue Refunding Bonds, Series 2012-D, 1.061% 2016	15,000	15,109
State of Florida, Citizens Property Insurance Corp., Personal Lines Account/
Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2017	7,000	7,907
State of New Jersey, Higher Education Student Assistance Authority, Student Loan Revenue Bonds,
Series 2013-1-A, Alternative Minimum Tax, 4.00% 2016	3,680	3,966
State of New Jersey, Higher Education Student Assistance Authority, Student Loan Revenue Bonds,
Series 2013-1-A, Alternative Minimum Tax, 5.00% 2017	3,200	3,570
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds,
Series 2006-C-2, 1.45% 2045 (put 2017)	4,950	5,044
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds,
Series 2006-C-4, 1.45% 2045 (put 2017)	925	943
State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds
(J. Paul Getty Trust), Series 2012-B-2, 0.33% 2047 (put 2015)[4]	4,320	4,324
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-2, 4.50% 2028	1,740	1,904
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-3, 4.50% 2029	1,985	2,173
State of Mississippi, General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,554
State of Florida, Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.68% 2014[4]	2,500	2,508
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	2,195	2,393
Trustees of Indiana University, Indiana University Student Fee Revenue Refunding Bonds,
Series V-1, 5.00% 2018	2,000	2,360
State of Tennessee, Housing Development Agency, Homeownership Program Bonds,
Issue 2012-2-C, 4.00% 2038	1,425	1,561
		127,904
Bonds & notes of government agencies outside the U.S. 2.57%

Oesterreichische Kontrollbank Aktiengesellschaft 0.75% 2016	60,500	60,400
KfW 0.50% 2015	28,740	28,738
KfW 1.875% 2019	1,000	1,005
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.746% 2014[4,5]	10,000	10,014
European Investment Bank 0.875% 2017	3,000	3,004
European Investment Bank 1.625% 2018	1,000	997
European Investment Bank 1.875% 2019	1,000	1,004
European Investment Bank 3.25% 2024	1,000	1,020
France Government Agency-Guaranteed, Société Finance 3.375% 2014[5]	5,000	5,027
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[5]	3,550	3,595
Landwirtschaftliche Rentenbank 1.75% 2019	1,500	1,504
		116,308
Total bonds, notes & other debt instruments (cost: $4,313,354,000)		4,346,509
Short-term securities 4.04%

BNP Paribas Finance Inc. 0.05% due 3/3/2014	71,500	71,500
Sumitomo Mitsui Banking Corp. 0.15%–0.16% due 3/19–4/10/2014[5]	39,400	39,396
Electricité de France 0.55% due 1/2/2015[5]	30,000	29,870
Toronto-Dominion Bank 0.216% due 11/24/2014[4]	25,000	25,008
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.13% due 3/4/2014	16,900	16,900
Total short-term securities (cost: $182,654,000)		182,674
Total investment securities (cost: $4,496,008,000)		4,529,183
Other assets less liabilities		(6,043)
Net assets		$4,523,140

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $19,042,000, which represented ..42% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $409,789,000, which represented 9.06% of the net assets of the fund.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,271,000, which represented .54% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-048-0414O-S37744

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: April 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: April 30, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: April 30, 2014